Fair value measurement - Schedule of impacts of reasonably possible changes in significant Level 3 assumptions (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Sep. 30, 2023
Financing derivatives | +20 basis point increase in Limited Price Index (LPI) market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase in Limited Price Index (LPI) market curve	£ (40)	£ (38)
Financing derivatives | -20 basis point decrease in LPI market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease in LPI market curve	38	38
Financing derivatives | +20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)	36	36
Financing derivatives | -20 basis point decrease between RPI and CPI market curves
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease between RPI and CPI market curves	(33)	(33)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% increase in commodity prices	2	15
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% decrease in commodity prices	(2)	(15)
Commodity contract derivatives | +10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% market area price change	11	12
Commodity contract derivatives | -10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% market area price change	(10)	(11)
Other | +100 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+100 basis points change in discount rate	(6)	(8)
Other | -100 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-100 basis points change in discount rate	7	9
Other | +10% change in venture capital price
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% change in venture capital price	26	30
Other | -10% change in venture capital price
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% change in venture capital price	£ (26)	£ (30)